Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

8. Inventories

	As of December 31,
	2020	2021
	RMB	RMB
Inventories	3,383,455	3,558,755
Inventory write-downs	(93,651)	(563,295)
Inventories, net	3,289,804	2,995,460

As of December 31, 2020 and 2021, inventories represented products, of which amounting to RMB260,677 and nil, were pledged to a domestic bank for bank loans (see Note 12). As of December 31, 2021, RMB38,461 of inventories were pledged to a third party.